Financial instruments (Details 2) - Recurring fair value measurement [member] - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (185)	$ (296)
Current financial liabilities at fair value [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(72)	(215)
Current financial liabilities at fair value [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(113)	(81)
Non-current financial liabilities at fair value [member] | Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(351)	(452)
Level 2 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(113)	(81)
Level 2 of fair value hierarchy [member] | Current financial liabilities at fair value [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(113)	(81)
Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(72)	(215)
Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(72)	(215)
Level 3 of fair value hierarchy [member] | Non-current financial liabilities at fair value [member] | Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (351)	$ (452)